Accumulated Other Comprehensive Loss Additional Information About Reclassifications out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Stock Repurchase Program, Remaining Authorized Repurchase Amount	$ 1,400	$ 1,400
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0	0		$ (14)	$ (25)	$ (12)
Stock Repurchase Program, Authorized Amount	3,500	3,500
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	(1)	(1)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(1)	$ 0	0	(1)	1
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(4)	(3)	(9)	(7)	(6)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), Reclassification Adjustment from AOCI, before Tax	(1)	(2)		(3)	(3)	(4)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(1)	(3)		8	7	5
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, Tax				(2)	(3)	(3)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, Tax	0	1
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, after Tax	(2)	(4)
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		5	$ (5)	(5)	(17)	(7)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax				(6)	(26)	(12)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax				(1)	(9)	(5)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	3	6
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, Tax	0	(1)
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax	3	5
Net Investment Hedging [Member] | Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax				0	(1)	(1)
Currency translation adjustment release [Member] | Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	$ (1)	$ (1)		$ 0	$ 2	$ 0